SEGMENT INFORMATION - Capital Expenditures (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of operating segments [line items]
Capital expenditures	$ 672	$ 510	$ 1,201	$ 931
Cash capital expenditures	658	509	1,197	960
Increase (decrease) in accrued capital expenditures	14	1	4	29
Purchase obligation for supplies and consumables	1,655		1,655		$ 1,882
Capital commitments	186		186		$ 223
Reportable segments [member]
Disclosure of operating segments [line items]
Capital expenditures	692	526	1,232	962
Operating segments
Disclosure of operating segments [line items]
Capital expenditures	657	500	1,173	917
Operating segments | Carlin [Member]
Disclosure of operating segments [line items]
Capital expenditures	141	103	233	196
Operating segments | Cortez [Member]
Disclosure of operating segments [line items]
Capital expenditures	70	123	132	225
Operating segments | Turquoise Ridge
Disclosure of operating segments [line items]
Capital expenditures	39	23	72	53
Operating segments | Pueblo Viejo
Disclosure of operating segments [line items]
Capital expenditures	143	32	244	60
Operating segments | Loulo Gounkoto [Member]
Disclosure of operating segments [line items]
Capital expenditures	88	70	158	109
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Capital expenditures	20	16	31	31
Operating segments | Veladero
Disclosure of operating segments [line items]
Capital expenditures	43	16	83	42
Operating segments | North Mara [Member]
Disclosure of operating segments [line items]
Capital expenditures	19	21	37	36
Operating segments | Bulyanhulu [Member]
Disclosure of operating segments [line items]
Capital expenditures	18	9	33	13
Operating segments | Other Mines
Disclosure of operating segments [line items]
Capital expenditures	76	87	150	152
Other items not allocated to segments
Disclosure of operating segments [line items]
Capital expenditures	35	26	59	45
Material reconciling items [member] | Kibali [Member]
Disclosure of operating segments [line items]
Capital expenditures	$ (20)	$ (16)	$ (31)	$ (31)